Shareholder Fees - Institutional - Vanguard Intermediate-Term Corporate Bond Index Fund - Institutional Shares	Dec. 22, 2020
Shareholder Fees:
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	0.25%
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none